International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2016
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2016	2015
ASSETS
Cash	$18,555	$2,977
Other investments	94,908	69,160
Notes receivable	—	99
Investment in subsidiaries	1,787,120	1,766,592
Other assets	1,098	45
Total assets	$1,901,681	$1,838,873
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$160,416	$161,416
Due to IBC Trading	21	21
Other liabilities	16,577	11,933
Total liabilities	177,014	173,370
Shareholders’ equity:
Common shares	95,910	95,866
Surplus	169,567	167,980
Retained earnings	1,777,963	1,683,600
Accumulated other comprehensive (loss) income	(26,697)	2,167
	2,016,743	1,949,613
Less cost of shares in treasury	(292,076)	(284,110)
Total shareholders’ equity	1,724,667	1,665,503
Total liabilities and shareholders’ equity	$1,901,681	$1,838,873